Net Income (Loss) Per Share	9 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) Per Share

13. Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders for the periods presented:

	Three months ended March 31,		Nine months ended March 31,
	2023	2022	2023	2022
Numerator:
Net income (loss) attributable to common stockholders, basic and diluted	$(15,680)	$8,954	$2,080	$(34,062)
Less: Change in fair value of convertible promissory notes	—	(16,307)	—	—
Net income (loss) attributable to common stockholders, diluted	$(15,680)	$(7,353)	$2,080	$(34,062)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic	51,453,368	27,316,602	44,173,570	27,213,403
Add: Weighted average dilutive effect of stock options, RSUs and warrants	—	—	10,366,225	—
Add: Weighted average dilutive effect of convertible promissory notes	—	4,522,105	—	—
Weighted average shares outstanding – diluted	51,453,368	31,838,707	54,539,795	27,213,403
Net income (loss) per share attributable to common stockholders, basic	$(0.30)	$0.33	$0.05	$(1.25)
Net income (loss) per share attributable to common stockholders, diluted	$(0.30)	$(0.23)	$0.04	$(1.25)

The potential weighted average shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive are as follows:

	Three months ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Stock options and RSUs	13,856,065	11,848,316	356,342	11,903,763
Convertible notes	—	—	—	4,535,520
Common stock warrants	18,154,571	4,582,204	12,509,788	4,372,633
Non-voting common stock warrants	—	—	—	—
Total potential shares of common stock excluded from the computation of diluted net income (loss) per share	32,010,636	16,430,520	12,866,130	20,811,916

Warrants to purchase a weighted average of 12,509,788 shares of common stock were outstanding during the nine months ended March 31, 2023 but were not included in the computation of diluted EPS because the warrants’ exercise prices were greater than the average market price of the common shares.

The Company excluded a weighted average of 300,376 options for the three and nine months ended March 31, 2022. These equity awards were excluded from the calculation of diluted EPS as they are subject to performance conditions for which the necessary conditions were not been satisfied.

The Company excluded a weighted average of 14,819,594 and 10,494,505 earnout shares from the calculation of diluted EPS for the three and nine months ended March 31, 2023 as they are subject to market conditions for which the necessary conditions have not been satisfied.